Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wall Street EWM Funds Trust
Entity Central Index Key	0001517695
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Evercore Equity Fund
Shareholder Report [Line Items]
Fund Name	Evercore Equity Fund
Class Name	Evercore Equity Fund
Trading Symbol	EWMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Evercore Equity Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.evercoreequityfund.com. You can also request this information by contacting us at 1-800-443-4693.
Additional Information Phone Number	1-800-443-4693
Additional Information Website	http://www.evercoreequityfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Evercore Equity Fund	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit http://www.evercoreequityfund.com for more recent performance information.
Net Assets	$ 457,397,123
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$457,397,123
Number of Holdings	38
Portfolio Turnover	2%

Holdings [Text Block]

Top Sectors	(%) of net assets
Information Technology	25.5%
Consumer Discretionary	21.2%
Financials	16.1%
Health Care	9.9%
Energy	6.3%
Communication Services	5.6%
Real Estate	4.3%
Industrials	4.1%
Materials	2.1%
Consumer Staples	1.9%
Cash & Other	3.0%

Top 10 Issuers	(%) of net assets
NVIDIA Corp.	5.7%
Microsoft Corp.	5.7%
Alphabet, Inc.	5.6%
Apple, Inc.	4.8%
Amazon.com, Inc.	3.7%
UnitedHealth Group, Inc.	3.4%
Mastercard, Inc.	3.4%
JPMorgan Chase & Co.	3.3%
AutoZone, Inc.	3.3%
Thermo Fisher Scientific, Inc.	3.2%

Updated Prospectus Web Address	http://www.evercoreequityfund.com